RESTRICTED CASH	12 Months Ended
Mar. 31, 2025
RESTRICTED CASH
RESTRICTED CASH

5. RESTRICTED CASH

Restricted cash represents amounts held in support of exploration permits. The amounts are refundable subject to the consent of provincial regulatory authorities upon completion of any required reclamation work on the related projects.